Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: March 10, 2023

Payment Date	3/15/2023
Collection Period Start	1/1/2023
Collection Period End	2/28/2023
Interest Period Start	2/23/2023
Interest Period End	3/14/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$234,000,000.00	$72,338,486.43	$161,661,513.57	0.690861	Mar-24
Class A-2 Notes	$508,100,000.00	$—	$508,100,000.00	1.000000	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,356,480,000.00	$72,338,486.43	$1,284,141,513.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,495,738,191.10	$1,418,466,835.72	0.948339
YSOC Amount	$139,257,639.50	$130,934,120.77
Adjusted Pool Balance	$1,356,480,551.60	$1,287,532,714.95
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$551.60	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$234,000,000.00	4.90000%	ACT/360	$637,000.00
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$1,614,628.89
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,413,652.78
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$287,107.33
Class B Notes	$13,560,000.00	5.07000%	30/360	$42,013.40
Class C Notes	$13,560,000.00	5.36000%	30/360	$44,416.53
Class D Notes	$13,560,000.00	6.34000%	30/360	$52,537.47
Total Notes	$1,356,480,000.00			$4,091,356.40

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,495,738,191.10	$1,418,466,835.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,356,480,551.60	$1,287,532,714.95
Number of Receivable Outstanding	58,582	57,354
Weight Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	60	58

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$9,380,483.91
Principal Collections	$77,096,601.09
Liquidation Proceeds	$19,599.04
b. Repurchase Price	$—
c. Optional Purchase Price
d. Reserve Account Excess Amount	$—
Total Available Funds	$86,496,684.04
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$86,496,684.04

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$2,492,896.99	$2,492,896.99	$—	$—	$84,003,787.05
Interest - Class A-1 Notes	$637,000.00	$637,000.00	$—	$—	$83,366,787.05
Interest - Class A-2 Notes	$1,614,628.89	$1,614,628.89	$—	$—	$81,752,158.16
Interest - Class A-3 Notes	$1,413,652.78	$1,413,652.78	$—	$—	$80,338,505.38
Interest - Class A-4 Notes	$287,107.33	$287,107.33	$—	$—	$80,051,398.05
First Allocation of Principal	$28,267,285.05	$28,267,285.05	$—	$—	$51,784,113.00
Interest - Class B Notes	$42,013.40	$42,013.40	$—	$—	$51,742,099.60
Second Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$38,182,099.60
Interest - Class C Notes	$44,416.53	$44,416.53	$—	$—	$38,137,683.07
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$24,577,683.07
Interest - Class D Notes	$52,537.47	$52,537.47	$—	$—	$24,525,145.60
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$10,965,145.60
Reserve Account Deposit Amount	$—	$—	$—	$—	$10,965,145.60
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$7,573,944.22
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$7,573,944.22
Remaining Funds to Certificates	$7,573,944.22	$7,573,944.22	$—	$—	$—
Total	$86,496,684.04	$86,496,684.04	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$139,257,639.50
Increase/(Decrease)	$(8,323,518.73)
Ending YSOC Amount	$130,934,120.77

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,356,480,551.60	$1,287,532,714.95
Note Balance	$1,356,480,000.00	$1,284,141,513.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$551.60	$3,391,201.38
Target Overcollateralization Amount	$—	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	34	$174,754.29
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	8	$19,599.04
Monthly Net Losses (Liquidation Proceeds)			$155,155.25
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.13%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$155,155.25
Cumulative Net Loss Ratio			0.01%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.08%	39	$1,190,462.70
60-89 Days Delinquent	0.01%	5	$166,646.95
90-119 Days Delinquent	0.00%	1	$44,417.54
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.10%	45	$1,401,527.19

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$61,640.36
Total Repossessed Inventory		4	$61,640.36

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		6	$211,064.49
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.01%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2023:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.03%	12	0.02%
The table below presents accounts which received a short-term payment extension in the month of January 2023:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.29	0.02%	9	0.02%